Subsequent Events	12 Months Ended
Apr. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
23.
SUBSEQUENT EVENTS

Subsequent to April 30, 2023, the Company entered into a lease agreement for its Victoria location. The lease is estimated to commence during the three months ended July 31, 2023, at an estimated annual cost of $0.4 million when payments begin on January 1, 2024.